Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	$1,010	$1,203,445

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	990	1,024,016

Arizona — 1.8%
Arizona Industrial Development Authority, RB(a)
5.00%, 07/01/54	615	656,543
Series A, 5.00%, 07/01/39	540	557,831
Series A, 5.00%, 07/01/49	610	623,920
Series A, 5.00%, 07/01/54	470	479,348
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	350	393,845
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	940	951,289
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(a)	525	543,443
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	745	860,699
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	230	255,958
5.00%, 07/01/54(a)	530	570,577
Series A, 5.00%, 09/01/36	645	806,153

		6,699,606

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,540	1,696,972

California — 13.8%
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	4,495	5,031,748
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/37	1,090	1,210,478
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,480	1,558,647
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	975	1,032,320
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	1,315	1,345,600
Series A-1, 5.00%, 06/01/47	890	925,742
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(b)	2,500	2,760,575
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	410	497,978
Series A, AMT, 5.00%, 03/01/37	455	552,202
Series A-1, AMT, 5.75%, 03/01/34	850	853,536
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/36(c)	3,750	2,800,912
Rio Hondo Community College District, GO, CAB, Series C, 0.00%, 08/01/38(c)	5,000	3,638,700
San Diego Community College District, GO, CAB(c)
0.00%, 08/01/31	2,145	1,343,328
0.00%, 08/01/32	2,680	1,577,153

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, CAB(c)
Series C, 0.00%, 07/01/38	$1,600	$1,133,856
Series G, 0.00%, 01/01/24(d)	3,065	1,581,382
San Diego Unified School District, Refunding GO, CAB(c)
Series R-1, 0.00%, 07/01/30	5,000	4,483,850
Series R-1, 0.00%, 07/01/31	1,280	1,125,786
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	795	978,788
San Joaquin County Transportation Authority, Refunding RB, Series A, 6.00%, 03/01/21(d)	675	678,220
San Marcos Unified School District, GO, Series A, 5.00%, 08/01/21(d)	1,300	1,331,746
San Mateo County Community College District, GO, CAB, Series C, (NPFGC), 0.00%, 09/01/30(c)	12,740	11,465,618
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(c)	5,500	3,859,570

		51,767,735

Colorado — 1.0%
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,310	1,460,100
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	1,070	1,206,404
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,060	1,215,671

		3,882,175

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	250	278,102
State of Connecticut, GO, Series C, 5.00%, 06/15/32	615	784,445

		1,062,547

District of Columbia — 0.4%
District of Columbia, RB, Series B-1, (NPFGC), 5.00%, 02/01/31	435	436,535
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	995	1,130,957

		1,567,492

Florida — 10.8%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,600	1,804,720
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(a)	540	546,415
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	595	210,969
Series A, 0.00%, 09/01/53	635	187,160
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	1,930	2,213,594
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	960	986,246
Series A, AMT, 5.38%, 10/01/32	3,160	3,241,370
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	480	564,043
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, 5.00%, 10/01/34	190	218,291
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	2,025	2,315,588
Series B, AMT, 6.00%, 10/01/30	640	729,690

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB (continued)
Series B, AMT, 6.25%, 10/01/38	$415	$474,548
Series B, AMT, 6.00%, 10/01/42	660	753,601
County of Osceola Florida Transportation Revenue,
Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	570	295,545
Series A-2, 0.00%, 10/01/42	765	381,896
Series A-2, 0.00%, 10/01/43	695	333,301
Series A-2, 0.00%, 10/01/44	710	327,892
Series A-2, 0.00%, 10/01/45	600	266,862
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	535	571,412
Series A, AMT, 5.00%, 08/01/29(e)	210	218,558
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(a)	300	326,307
Florida Ports Financing Commission, Refunding RB
Series B, AMT, 5.13%, 06/01/27	2,000	2,031,040
Series B, AMT, 5.38%, 10/01/29	1,050	1,084,976
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/47	3,970	4,701,234
Sub-Series A, AMT, 5.00%, 10/01/52	1,490	1,753,864
Lakewood Ranch Stewardship District, SAB
3.85%, 05/01/39	450	471,605
4.00%, 05/01/49	675	702,790
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	2,995	3,417,235
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	560	625,990
5.00%, 08/01/47	1,620	1,785,013
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	255	275,581
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	160	178,704
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(d)	30	30,978
Series B, 5.00%, 10/01/31	1,970	2,033,355
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	1,750	2,144,450
State of Florida, GO, Series B, 4.00%, 07/01/39	2,065	2,501,872

		40,706,695

Georgia — 3.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	500	594,480
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	1,250	1,398,637
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	685	838,138
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	9,406,316
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	140	158,735
5.00%, 04/01/44	380	422,245

		12,818,551

Security	Par (000)	Value

Illinois — 12.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	$305	$384,218
Series A, 5.00%, 12/01/35	280	351,739
Series A, 5.00%, 12/01/36	260	325,946
Series A, 5.00%, 12/01/37	280	350,742
Series A, 5.00%, 12/01/38	230	287,877
Series A, 5.00%, 12/01/39	630	787,708
Series A, 5.00%, 12/01/40	830	1,037,118
Series A, 5.00%, 12/01/41	535	666,471
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	230	291,500
Series A, 5.00%, 12/01/29	280	360,181
Series A, 5.00%, 12/01/30	940	1,197,964
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	250	231,410
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,070	1,170,066
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,900	3,567,986
Chicago Transit Authority Sales Tax Receipts Fund, RB
5.25%, 12/01/21(d)	595	620,311
5.25%, 12/01/49	900	1,029,438
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	45	47,817
Illinois Finance Authority, RB
Series A, 5.75%, 08/15/34	650	669,325
Series A, 6.00%, 08/15/41	1,000	1,030,710
Illinois Finance Authority, Refunding RB
Series C, 4.13%, 08/15/37	740	813,734
Series C, 5.00%, 08/15/44	350	395,787
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,340	1,525,362
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	2,145,445
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, 5.25%, 01/01/33	9,145	9,966,130
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	760	886,456
Metropolitan Pier & Exposition Authority, RB, CAB(c)
Series A, (NPFGC), 0.00%, 12/15/26	5,000	4,543,600
Series A, (NPFGC), 0.00%, 12/15/33	9,950	7,194,746
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	585	646,805
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(c)	3,450	1,713,132
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	675	688,230
State of Illinois, GO
5.25%, 02/01/32	980	1,094,983
5.50%, 07/01/33	820	898,285
5.25%, 02/01/34	680	758,669
5.50%, 07/01/38	445	486,056

		48,165,947

Indiana — 0.7%
Indiana Finance Authority, RB Series A, 1st Lien, 5.25%, 10/01/38	1,100	1,135,651

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB (continued)
Series A, AMT, 5.00%, 07/01/40	$890	$959,607
Series A, AMT, 5.00%, 07/01/44	515	553,115

		2,648,373

Kansas — 0.4%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,295	1,481,428

Louisiana — 1.7%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/46	2,700	3,242,484
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,820	3,167,255

		6,409,739

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	200	217,144

Maryland — 1.3%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(a)	740	743,537
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	775	826,615
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	165	196,787
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	3,060	3,233,900

		5,000,839

Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	2,090	2,330,266
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/41	3,235	3,703,978
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	60,213
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	765	816,951
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(d)	1,280	1,422,669
Sub-Series B, 4.00%, 02/15/43	755	826,952

		9,161,029

Michigan — 4.5%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	615	709,993
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(d)	20	20,812
4.00%, 11/15/46	1,175	1,303,063
Series A, 4.00%, 12/01/40	2,945	3,437,816
Michigan State Building Authority, Refunding RB(d)
Series I-A, 5.38%, 10/15/21	845	876,257
Series II-A, (AGM), 5.25%, 10/15/21	900	932,499
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.05%, 10/01/48	1,855	2,055,210
Series A, 4.15%, 10/01/53	1,885	2,060,663
Series A-1, 3.35%, 10/01/49	745	789,394

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	$375	$393,596
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	640	786,541
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,640	1,993,322
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,065	1,196,730
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(d)	380	427,386

		16,983,282

Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 11/15/42	1,015	1,073,870

Nebraska — 1.6%
Central Plains Energy Project, RB
5.00%, 09/01/32	5,010	5,371,522
5.25%, 09/01/37	750	807,075

		6,178,597

New Jersey — 10.0%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(d)	15	18,247
Series WW, 5.25%, 06/15/33	155	182,505
Series WW, 5.00%, 06/15/34	205	238,259
Series WW, 5.00%, 06/15/36	925	1,068,653
Series WW, 5.25%, 06/15/40	250	288,430
AMT, 5.13%, 01/01/34	685	762,432
AMT, 5.38%, 01/01/43	895	978,101
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 06/15/30	5,360	6,684,242
Sub-Series A, 4.00%, 07/01/32	1,040	1,146,070
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	905	944,304
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/26	235	241,676
1st Series, AMT, 5.75%, 12/01/27	1,475	1,519,869
Series B, AMT, 3.25%, 12/01/39	2,695	2,807,624
Sub-Series C, AMT, 3.63%, 12/01/49	725	741,487
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	970	1,020,120
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(d)	2,050	2,090,610
Series AA, 5.25%, 06/15/33	1,490	1,644,587
Series AA, 5.00%, 06/15/38	1,885	2,129,334
Series AA, 5.50%, 06/15/39	1,150	1,271,682
Series AA, 5.00%, 06/15/45	895	1,121,059
Series AA, 3.00%, 06/15/50	270	280,522
Series B, 5.50%, 06/15/31	1,000	1,019,770
Series D, 5.00%, 06/15/32	735	846,389
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.00%, 12/15/39	1,060	1,222,244
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	580	672,377
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	920	1,162,981
Series A, 5.00%, 06/01/36	1,365	1,709,376

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 4.00%, 06/01/37	$870	$1,008,391
Sub-Series B, 5.00%, 06/01/46	2,255	2,684,329

		37,505,670

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	216,202

New York — 4.9%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	265	266,158
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,490	1,712,040
New York City Housing Development Corp. RB, Series I-1, (FHA), 2.55%, 11/01/45	2,270	2,318,351
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	1,130	1,294,720
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	1,480	1,604,409
New York City Water & Sewer System, Refunding RB, Series BB, 5.25%, 12/15/21(d)	1,425	1,488,954
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	1,150	1,247,980
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	450	531,076
New York State Housing Finance Agency, RB, M/F Housing, Series B, (SONYMA), 3.88%, 11/01/48	170	185,375
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	2,715	3,082,394
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	405	503,273
AMT, 5.00%, 10/01/40	1,145	1,412,999
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	625	724,269
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,250	1,428,537
Series 207, AMT, 4.00%, 09/15/43	460	519,069

		18,319,604

Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,840	5,641,649
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	460	523,522
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(d)	530	556,749
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	235	256,366
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(c)	10,040	7,245,868

		14,224,154

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	555	632,606

Security	Par (000)	Value

Oregon — 0.8%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	$440	$547,113
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	995	553,668
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,362,336
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	360	404,082

		2,867,199

Pennsylvania — 11.2%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	755	908,484
Series B, AMT, 5.00%, 07/01/47	1,610	1,890,124
Commonwealth Financing Authority, RB
(AGM), 4.00%, 06/01/39	1,050	1,222,935
Series B, 5.00%, 06/01/22(d)	1,600	1,704,672
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	950	1,049,380
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	995	1,161,991
AMT, 5.00%, 12/31/34	7,290	8,554,378
AMT, 5.00%, 12/31/38	1,305	1,517,271
AMT, 5.00%, 06/30/42	1,035	1,191,182
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	940	1,070,378
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	200	197,758
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	2,330	2,627,191
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 127B, 3.88%, 10/01/38	880	965,254
Series 128B, 3.85%, 04/01/38	1,970	2,196,254
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	620	721,029
Series A-1, 5.00%, 12/01/41	2,385	2,872,732
Series B, 5.00%, 12/01/40	935	1,123,627
Series C, 5.50%, 12/01/23(d)	555	639,404
Series C, 5.00%, 12/01/39	3,275	3,835,058
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,430	2,871,385
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	2,070	2,418,091
Series A-1, 5.00%, 12/01/40	765	910,404
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/38	305	366,766

		42,015,748

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	459	513,708
Series A-1, Restructured, 5.00%, 07/01/58	3,927	4,459,737
Series A-2, Restructured, 4.33%, 07/01/40	7,927	8,762,268
Series A-2, Restructured, 4.78%, 07/01/58	310	347,405

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$476	$532,687
Series B-2, Restructured, 4.78%, 07/01/58	462	517,620
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,436	1,719,135

		16,852,560

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	465	556,340
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	1,055	1,121,170
Series B, 5.00%, 06/01/50	2,630	2,843,608

		4,521,118

South Carolina — 4.8%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	975	952,224
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, (AGM), 6.50%, 08/01/21(d)	115	118,664
Series A, 5.00%, 05/01/38	2,490	3,061,256
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	2,330	2,821,374
AMT, 5.00%, 07/01/48	530	641,878
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,225	7,229,777
Series E, 5.50%, 12/01/53	745	846,946
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	2,080	2,342,641

		18,014,760

South Dakota — 1.3%
South Dakota Health & Educational Facilities Authority, Refunding RB
4.00%, 07/01/37	1,225	1,413,626
4.00%, 07/01/42	3,000	3,418,230

		4,831,856

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	845	952,382
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.00%, 07/01/46	1,245	1,436,892

		2,389,274

Texas — 12.8%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	135	129,929
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,395	1,609,286
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(d)	3,080	3,309,953
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	265	309,409
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	255	297,526
Series A, AMT, 6.63%, 07/15/38	455	465,233

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB (continued)
Sub-Series A, AMT, 4.00%, 07/01/47	$200	$228,592
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	575	630,551
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	3,160	3,738,754
Dallas Fort Worth International Airport, ARB(d)
Series D, AMT, 5.00%, 11/01/21	3,475	3,599,890
Series H, AMT, 5.00%, 11/01/21	3,000	3,105,240
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	975	1,100,707
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/38(c)	3,420	1,705,793
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(c)	2,130	1,229,692
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	510	532,715
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,225	1,424,405
San Antonio Public Facilities Corp., Refunding RB, CAB(c)
0.00%, 09/15/35	4,990	2,628,832
0.00%, 09/15/36	11,525	5,725,044
0.00%, 09/15/37	8,245	3,856,681
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,355	1,709,793
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	1,880	2,399,670
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	750	846,615
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	290	318,052
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	390	427,678
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(f)	145	199,216
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/31	1,190	1,299,432
5.00%, 12/15/32	3,440	3,751,802
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,275	1,453,640

		48,034,130

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	1,240	1,486,103
Series A, AMT, 5.00%, 07/01/48	445	533,413
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(a)	200	209,842
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(a)	395	415,496

		2,644,854

Washington — 1.3%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,955	2,327,721
Series C, AMT, 5.00%, 04/01/40	1,015	1,166,956

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	$485	$536,274
Washington Health Care Facilities Authority, RB, 4.00%, 10/01/45	705	776,240

		4,807,191

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	670	751,894

Wisconsin — 1.8%
Public Finance Authority, RB(a)
Series A, 5.00%, 07/15/39	105	112,571
Series A, 5.00%, 10/15/40	1,130	1,233,644
Series A, 5.00%, 07/15/49	405	426,100
Series A, 5.00%, 07/15/54	195	204,235
Series A-1, 4.50%, 01/01/35	605	621,716
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(a)	335	342,481
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.15%, 11/01/48	2,150	2,412,063
Series A, 4.45%, 05/01/57	1,160	1,290,720

		6,643,530

Total Municipal Bonds — 118.6% (Cost: $386,648,602)		445,021,832

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.5%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	1,710	1,975,563

California(h) — 1.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,826	4,374,719
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42	1,571	1,987,063

		6,361,782

Colorado — 2.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	2,324	2,834,890
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/21(d)	7,000	7,000,000

		9,834,890

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,381	1,619,294

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	1,031	1,170,446
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	2,530	2,719,927

		3,890,373

Florida — 3.6%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	2,640	3,225,658

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	$2,300	$2,637,962
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(d)	4,480	4,790,374
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	2,370	2,726,329

		13,380,323

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	2,023	2,253,567

Illinois — 1.8%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	2,138	2,326,590
Series A, 5.00%, 01/01/40	2,730	3,237,489
Series B, 5.00%, 01/01/40	1,050	1,253,671

		6,817,750

Kansas — 1.6%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(d)	4,723	6,060,889

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,515	1,709,178

Maryland — 1.3%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	2,808	3,399,074
Series A, 5.00%, 07/01/46	1,061	1,279,748

		4,678,822

Massachusetts — 0.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,668,180

Michigan — 4.5%
Michigan Finance Authority, RB
4.00%, 02/15/47	3,553	4,090,292
Series A, 5.00%, 11/01/44	1,970	2,282,872
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(d)	7,530	7,835,492
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	870	1,046,079
Series I, 4.00%, 04/15/54	1,242	1,449,054

		16,703,789

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	1,055	1,213,093

Nevada — 2.2%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	3,061	3,869,934
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,460	4,184,697

		8,054,631

New Jersey — 2.1%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	800	955,112

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(h)	$1,841	$1,897,670
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	2,308	2,692,047
Series G, 4.00%, 01/01/43	2,146	2,452,278

		7,997,107

New York — 6.6%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	5,680	6,306,511
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,470	3,937,166
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,180	2,458,495
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(h)	1,680	1,767,696
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A-3, 5.00%, 08/01/40(h)	3,059	3,772,501
New York City Water & Sewer System, Refunding RB, Series DD, 5.00%, 06/15/35	1,665	1,926,238
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,785	2,035,757
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,725,703

		24,930,067

Ohio — 1.6%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/43	2,912	3,468,391
4.00%, 11/15/49(h)	2,115	2,346,867

		5,815,258

Pennsylvania — 1.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,542	1,651,438
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	1,229	1,326,018
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	1,061,460

		4,038,916

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,980	2,277,990

Texas — 3.2%
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,229	1,548,294
Houston Community College System, GO, 4.00%, 02/15/23(d)	1,470	1,584,880
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,874	1,970,336
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,440	4,089,025
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	815	896,506
Series A, (GNMA), 3.00%, 09/01/45	463	492,329
Series A, (GNMA), 3.75%, 09/01/49	579	636,146
Series A, (GNMA), 3.00%, 03/01/50	877	932,853

		12,150,369

Security	Par (000)	Value

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	$2,234	$2,860,582
Virginia Housing Development Authority, RB, M/F Housing, Series C, 3.70%, 08/01/48	3,045	3,337,625

		6,198,207

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	2,880	3,781,555

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	1,980	2,131,094

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.5% (Cost: $143,216,632)		155,542,687

Total Long-Term Investments — 160.1% (Cost: $529,865,234)		600,564,519

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	4,286,455	4,287,312

Total Short-Term Securities — 1.1% (Cost: $4,287,305)		4,287,312

Total Investments — 161.2% (Cost: $534,152,539)		604,851,831

Liabilities in Excess of Other Assets — (0.2)%		(802,797)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.1)%		(86,551,490)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.9)%		(142,344,661)

Net Assets Applicable to Common Shares — 100.0%		$375,152,883

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 15, 2021 to June 15, 2036, is $12,850,352.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$542,011	$3,745,466	(a)	$—	$(165)	$—	$4,287,312	4,286,455	$—	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	52	03/22/21	$7,126	$17,601
Long U.S. Treasury Bond	22	03/22/21	3,712	58,966

				$76,567

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$445,021,832	$—	$445,021,832
Municipal Bonds Transferred to Tender Option Bond Trusts	—	155,542,687	—	155,542,687
Short-Term Securities
Money Market Funds	4,287,312	—	—	4,287,312

	$4,287,312	$600,564,519	$—	$604,851,831

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$76,567	$—	$—	$76,567

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(86,513,772)	$—	$(86,513,772)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(229,013,772)	$—	$(229,013,772)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	9